Leases -Summary of payments related to lease liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Interest expense on lease liabilities	$ 15,631	$ 1,777
Principal repayments on IFRS 16 lease liabilities	41,668	7,129
Net decrease accrued interest expense	(153)	12
Net increase in prepaid interest expense	(335)	0
Lease payments	$ 56,811	$ 8,918